UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (93.7%)[1]
Australia (7.5%)
Computershare Ltd.	2,903,648	29,266
* Iluka Resources Ltd.	2,987,729	25,662
Amcor Ltd.	3,249,196	22,347
Ansell Ltd.	1,414,671	18,577
Sims Metal Management Ltd.	957,380	18,406
^ Fairfax Media Ltd.	12,174,507	16,441
Myer Holdings Ltd.	3,829,131	13,919
Crane Group Ltd.	1,269,023	12,658
Coca-Cola Amatil Ltd.	904,352	10,160
* James Hardie Industries SE	1,382,832	8,669
Mirvac Group	6,561,450	8,129
* Transpacific Industries Group Ltd.	5,452,279	7,258
* Dart Energy Ltd.	4,929,728	5,414
* Mesoblast Ltd.	445,274	2,559
WorleyParsons Ltd.	35,877	994
NRW Holdings Ltd.	325,015	786
Whitehaven Coal Ltd.	92,151	649
Seek Ltd.	80,485	537
* Karoon Gas Australia Ltd.	56,771	425
* AJ Lucas Group Ltd.	144,503	360
Domino's Pizza Enterprises Ltd.	41,239	247
		203,463
Austria (1.4%)
Mayr Melnhof Karton AG	155,000	18,401
* RHI AG	344,928	13,060
Rosenbauer International AG	121,226	6,373
Andritz AG	7,527	643
		38,477
Belgium (1.0%)
Tessenderlo Chemie NV	250,000	8,948
Nyrstar	456,292	7,303
EVS Broadcast Equipment SA	110,000	6,732
Bekaert SA	26,717	2,682
Cie d'Entreprises CFE	9,355	693
D'ieteren SA	10,518	631
UCB SA	12,826	459
* Tessenderlo Chemie NV	500	—
		27,448
Brazil (2.6%)
Localiza Rent a Car SA	1,148,938	17,266
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	331,008	12,631
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,129,037	12,469
PDG Realty SA Empreendimentos e Participacoes	2,213,485	12,243
Anhanguera Educacional Participacoes SA	475,355	10,081
Redecard SA	342,407	4,231
Totvs SA	5,400	525
EcoRodovias Infraestrutura e Logistica SA	65,500	511
Light SA	24,800	389

* Brasil Insurance Participacoes e Administracao SA	200	226
CETIP SA - Balcao Organizado de Ativos e Derivativos	5,600	74
		70,646
Canada (2.1%)
Niko Resources Ltd.	334,368	32,557
* Sino-Forest Corp.	1,156,052	25,145
		57,702
China (2.0%)
Parkson Retail Group Ltd.	5,593,500	9,590
Ports Design Ltd.	2,686,000	7,392
* Evergreen International Holdings Ltd.	10,475,000	6,224
* Concord Medical Services Holdings Ltd. ADR	847,938	6,131
* Beijing Enterprises Water Group Ltd.	15,090,000	5,956
Guangzhou Automobile Group Co. Ltd.	3,469,870	4,439
Intime Department Store Group Co. Ltd.	2,526,000	3,709
Beijing Capital International Airport Co. Ltd.	6,326,000	3,371
China National Building Material Co. Ltd.	1,320,000	3,270
^ BaWang International Group Holding Ltd.	5,808,000	1,641
* AsiaInfo-Linkage Inc.	20,900	448
China Automation Group Ltd.	576,000	442
* Boshiwa International Holding Ltd.	313,000	237
* Microport Scientific Corp.	212,000	168
		53,018
Denmark (1.7%)
Tryg A/S	300,000	16,265
* Jyske Bank A/S	310,000	13,913
* Sydbank A/S	326,347	9,419
Solar A/S Class B	89,258	7,169
DSV A/S	26,230	548
		47,314
Finland (0.0%)
* Tikkurila Oyj	23,873	517

France (5.0%)
^ Bourbon SA	575,000	25,655
Saft Groupe SA	512,762	19,454
Groupe Eurotunnel SA	2,000,000	19,409
* Club Mediterranee	794,963	18,263
Rubis	124,009	14,403
Alten Ltd.	360,000	12,530
Meetic	268,871	6,181
Sword Group	179,000	5,557
* Store Electronic	390,000	5,130
^ Pierre & Vacances	54,862	4,803
Bollore	3,307	734
Wendel	7,031	701
CFAO SA	15,234	611
Eurazeo	8,021	591
Imerys SA	8,443	557
Bureau Veritas SA	7,639	555
Eurofins Scientific	7,668	514
Sechilienne-Sidec	14,662	414
Orpea	8,783	413
Seche Environnement SA	4,581	392
ICADE	3,552	385
		137,252

Germany (8.0%)
Rheinmetall AG	391,256	33,482
Freenet AG	2,400,000	28,061
Bilfinger Berger SE	310,000	27,445
MTU Aero Engines Holding AG	382,562	26,950
* Brenntag AG	180,000	17,045
Grenkeleasing AG	198,000	10,696
Wirecard AG	648,000	10,388
* Tipp24 SE	200,000	8,769
^ Aixtron SE	200,000	8,239
^ CompuGroup Medical AG	500,000	8,145
* Tom Tailor Holding AG	370,000	7,375
* XING AG	110,000	6,026
* KUKA AG	231,604	5,499
Draegerwerk AG & Co. KGaA	75,000	5,119
* SAF-Holland SA	529,000	4,970
Takkt AG	280,888	4,478
Bijou Brigitte AG	28,500	4,040
* Stratec Biomedical Systems AG	13,664	593
Hochtief AG	6,443	572
Delticom AG	6,672	554
Rhoen Klinikum AG	20,964	488
		218,934
Greece (0.1%)
Eurobank Properties Real Estate Investment Co.	300,000	2,588

Hong Kong (1.2%)
* Leoch International Technology Ltd.	17,090,000	8,798
^ Techtronic Industries Co.	6,409,500	8,024
Dah Sing Banking Group Ltd.	4,433,000	7,813
Johnson Electric Holdings Ltd.	9,559,500	6,836
ASM Pacific Technology Ltd.	59,100	705
Pacific Basin Shipping Ltd.	796,000	518
		32,694
India (0.9%)
* Cairn India Ltd.	2,322,073	16,782
Shriram Transport Finance Co. Ltd.	451,549	6,755
Jyothy Laboratories Ltd.	63,335	325
		23,862
Indonesia (0.8%)
Bank Mandiri Tbk PT	11,656,000	7,670
United Tractors Tbk PT	2,040,500	4,816
Ciputra Property TBK PT	103,035,500	4,327
Semen Gresik Persero Tbk PT	4,873,500	4,176
		20,989
Ireland (2.0%)
DCC plc	900,000	26,607
* Irish Continental Group plc	433,529	10,388
Grafton Group plc	2,000,000	9,358
* Irish Life & Permanent Group Holdings plc	2,800,000	3,289
IFG Group plc	1,577,929	2,529
* Governor & Co. of the Bank of Ireland	4,800,000	2,007
		54,178

Israel (0.0%)
* Bank Hapoalim BM	109,329	497

Italy (3.4%)
Azimut Holding SPA	1,999,998	20,986
Prysmian SPA	1,000,000	20,175
Ansaldo STS SPA	1,100,000	16,662
* CIR-Compagnie Industriali Riunite SPA	6,750,000	14,254
Davide Campari-Milano SPA	1,200,000	7,663
* Natuzzi SPA ADR	1,708,450	6,407
Landi Renzo SPA	900,000	3,518
DiaSorin SPA	16,260	779
Iren SPA	340,126	592
Immobiliare Grande Distribuzione	238,009	502
		91,538
Japan (17.5%)
OSAKA Titanium Technologies Co.	345,400	20,063
Koito Manufacturing Co. Ltd.	1,149,000	19,843
Modec Inc.	1,069,900	19,145
Musashi Seimitsu Industry Co. Ltd.	742,000	18,531
Lintec Corp.	629,000	17,559
Nifco Inc.	644,400	17,202
Tokai Tokyo Financial Holdings Inc.	4,776,000	17,015
Nippon Thompson Co. Ltd.	1,872,000	16,189
Asahi Diamond Industrial Co. Ltd.	701,000	14,068
Kuroda Electric Co. Ltd.	972,400	13,298
Glory Ltd.	546,500	13,055
Tsumura & Co.	415,300	13,049
Nihon Parkerizing Co. Ltd.	913,000	12,875
JSP Corp.	777,400	12,785
Arcs Co. Ltd.	820,900	12,595
Nitta Corp.	625,700	12,493
Tsuruha Holdings Inc.	256,400	12,325
Nichi-iko Pharmaceutical Co. Ltd.	431,200	12,196
Miura Co. Ltd.	420,100	11,669
Daido Steel Co. Ltd.	1,838,000	11,556
Nabtesco Corp.	423,800	9,961
Accordia Golf Co. Ltd.	11,942	9,739
Takasago International Corp.	1,461,000	9,532
Moshi Moshi Hotline Inc.	392,850	9,495
Trusco Nakayama Corp.	583,200	9,363
NEC Networks & System Integration Corp.	676,700	9,184
Shinko Plantech Co. Ltd.	905,000	9,161
Shinmaywa Industries Ltd.	1,868,000	8,163
Hisaka Works Ltd.	562,000	7,999
Works Applications Co. Ltd.	16,405	7,984
Aica Kogyo Co. Ltd.	636,000	7,713
Yushin Precision Equipment Co. Ltd.	371,800	7,607
Exedy Corp.	223,700	7,499
Tsutsumi Jewelry Co. Ltd.	271,000	7,389
Sumida Corp.	603,400	6,841
Nidec Copal Corp.	416,500	6,577
Seven Bank Ltd.	2,019	4,554
Nishimatsuya Chain Co. Ltd.	424,800	3,805
Icom Inc.	130,000	3,561
Fujikura Kasei Co. Ltd.	486,200	3,503
Nafco Co. Ltd.	156,200	2,696

	Obic Co. Ltd.	12,940	2,480
	Daihatsu Diesel Manufacturing Co. Ltd.	560,000	2,433
	Yaskawa Electric Corp.	77,000	838
	Disco Corp.	12,100	812
*	Dainippon Screen Manufacturing Co. Ltd.	78,000	715
*	Cosmos Pharmaceutical Corp.	17,000	683
*	Start Today Co. Ltd.	43,600	672
	Benesse Holdings Inc.	14,800	663
	Tokyo Ohka Kogyo Co. Ltd.	29,800	655
	Mori Seiki Co. Ltd.	56,100	654
	Teijin Ltd.	131,000	629
*	CyberAgent Inc.	219	617
	Shionogi & Co. Ltd.	33,500	615
	Hoshizaki Electric Co. Ltd.	32,200	611
*	Yamaha Motor Co. Ltd.	32,800	605
	Fuji Heavy Industries Ltd.	70,000	599
	ABC-Mart Inc.	16,100	584
	Toyota Boshoku Corp.	33,000	584
	Megachips Corp.	28,100	581
	Mitsui-Soko Co. Ltd.	132,000	564
	Hino Motors Ltd.	100,000	561
	Asics Corp.	42,000	560
	THK Co. Ltd.	20,700	542
	Hitachi Metals Ltd.	44,000	516
	Nippon Denko Co. Ltd.	68,000	508
	Proto Corp.	11,400	500
	Amada Co. Ltd.	56,000	487
	Showa Denko KK	216,000	475
	Osaka Securities Exchange Co. Ltd.	89	455
*	Message Co. Ltd.	150	453
	IBJ Leasing Co. Ltd.	18,000	449
	Point Inc.	9,750	446
	Torishima Pump Manufacturing Co. Ltd.	22,500	446
	Toshiba Plant Systems & Services Corp.	30,000	440
	Towa Pharmaceutical Co. Ltd.	8,000	438
	Nihon Nohyaku Co. Ltd.	79,000	436
	Kakaku.com Inc.	76	430
*,^ Kenedix Inc.		1,698	428
	Toyo Engineering Corp.	108,000	411
	Sumitomo Rubber Industries Ltd.	37,700	397
	Jafco Co. Ltd.	13,800	387
	Sumitomo Warehouse Co. Ltd.	70,000	371
	Square Enix Holdings Co. Ltd.	19,700	343
	Wacom Co. Ltd.	180	299
	Sumitomo Real Estate Sales Co. Ltd.	3,210	164
			477,373
Luxembourg (0.6%)
*	L'Occitane International SA	5,213,750	13,900
*,2 O'Key Group SA GDR		46,030	578
*	Reinet Investments SCA	26,168	401
			14,879
Mexico (0.2%)
*	Desarrolladora Homex SAB de CV ADR	205,715	6,272

Netherlands (4.9%)
	Delta Lloyd NV	1,300,000	32,845
	Imtech NV	800,000	29,354

	Fugro NV	300,000	24,164
*,^ TomTom NV		2,000,000	19,802
	Koninklijke Ten Cate NV	410,000	14,583
	CSM	280,000	9,188
*	LBi International NV	1,466,670	3,533
*	HAL Trust	4,423	593
			134,062
New Zealand (0.8%)
	Fletcher Building Ltd.	3,825,586	22,896

Norway (1.4%)
*	Storebrand ASA	1,100,000	8,654
*	Morpol ASA	2,310,000	8,126
*	Dockwise Ltd.	262,776	7,438
*	Statoil Fuel & Retail ASA	759,000	6,915
*	Pronova BioPharma AS	3,200,000	5,256
	Kongsberg Gruppen AS	40,701	902
*	Norwegian Energy Co. AS	84,492	277
			37,568
Philippines (1.5%)
	Semirara Mining Corp. Class A	7,111,780	32,098
	Aboitiz Equity Ventures Inc.	11,949,000	9,956
			42,054
Poland (0.0%)
*	Warsaw Stock Exchange	11,444	192

Russia (0.0%)
*	Pharmstandard GDR	17,688	532

Singapore (2.0%)
*	STX OSV Holdings Ltd.	8,140,000	7,682
	Mapletree Industrial Trust	8,311,000	6,972
*	Biosensors International Group Ltd.	6,834,000	5,966
	SATS Ltd.	2,488,000	5,431
	SIA Engineering Co. Ltd.	1,472,000	4,860
*	Neptune Orient Lines Ltd.	2,754,000	4,759
	Yanlord Land Group Ltd.	3,473,000	4,206
*	Tiger Airways Holdings Ltd.	2,815,000	3,830
	UOL Group Ltd.	1,003,000	3,722
	SembCorp Industries Ltd.	863,000	3,483
	First Resources Ltd.	2,286,000	2,419
*	Indofood Agri Resources Ltd.	374,000	734
	CapitaCommercial Trust	370,000	415
	Hyflux Ltd.	192,000	338
			54,817
South Africa (0.0%)
	Aquarius Platinum Ltd.	87,910	495

South Korea (0.9%)
	Samsung SDI Co. Ltd.	65,669	9,182
	Glovis Co. Ltd.	50,932	7,054
	Hankook Tire Co. Ltd.	195,190	4,805
	Taewoong Co. Ltd.	62,465	2,821
	LG Household & Health Care Ltd.	2,007	725
*	Daum Communications Corp.	9,940	713

OCI Co. Ltd.	1,277	434
		25,734
Spain (1.1%)
Tecnicas Reunidas SA	210,000	12,953
Enagas	322,991	6,810
* Codere SA	450,000	5,610
Pescanova SA	82,274	2,834
Grifols SA	18,912	288
		28,495
Sweden (1.1%)
* Byggmax Group AB	2,402,100	21,323
Kungsleden AB	810,718	7,762
* Bjoern Borg AB	48,828	527
		29,612
Switzerland (5.7%)
Helvetia Holding AG	70,000	28,595
Kuoni Reisen Holding AG	45,000	20,603
* Gategroup Holding AG	350,000	19,104
Banque Cantonale Vaudoise	25,000	13,976
Forbo Holding AG	20,000	13,034
* Orior AG	220,000	12,921
* GAM Holding AG	655,000	11,725
Bank Sarasin & Cie AG Class B	235,000	10,804
Partners Group Holding AG	60,592	10,501
Implenia AG	200,474	6,547
Sika AG	1,091	2,396
VZ Holding AG	11,589	1,449
* Temenos Group AG	21,569	845
* Dufry Group	6,234	747
Straumann Holding AG	1,635	400
		153,647
Taiwan (0.5%)
* Bank of Kaohsiung	16,143,000	8,484
Hung Poo Real Estate Development Corp.	2,807,000	4,485
		12,969
United Kingdom (15.8%)
* Premier Oil plc	775,000	25,209
* Sports Direct International plc	6,573,333	17,369
* Gulfsands Petroleum plc	3,200,000	17,139
* CSR plc	2,550,000	15,768
Ultra Electronics Holdings plc	519,305	14,858
Carillion plc	2,400,000	14,763
Millennium & Copthorne Hotels plc	1,545,315	14,347
* SIG plc	5,400,000	12,616
Meggitt plc	2,147,660	12,205
Dechra Pharmaceuticals plc	1,483,982	12,117
Elementis plc	5,800,000	12,059
Homeserve plc	1,692,870	11,868
Atkins WS plc	1,050,000	11,560
* London Mining plc	1,966,210	11,461
JD Wetherspoon plc	1,300,000	9,241
* Highland Gold Mining Ltd.	3,000,000	8,488
Telecom Plus plc	1,100,000	8,016
* Inchcape plc	1,300,000	7,762
* Punch Taverns plc	7,000,000	7,699
Booker Group plc	8,000,000	7,410

	Petropavlovsk plc	450,000	7,382
	Grainger plc	4,620,461	7,290
	William Hill plc	2,450,082	7,137
	John Wood Group plc	800,000	7,006
	Devro plc	1,860,201	6,862
	Eco Animal Health Group plc	1,618,166	6,750
	CPP Group plc	1,355,275	6,517
	QinetiQ Group plc	3,000,000	6,378
*	BTG plc	1,753,961	6,314
*	National Express Group plc	1,609,166	6,308
	Nestor Healthcare Group plc	3,520,445	6,139
	Informa plc	859,200	5,935
	Paragon Group of Cos. plc	1,905,916	5,834
	Pace plc	1,886,770	5,771
	Micro Focus International plc	840,523	5,525
	RM plc	2,034,198	5,469
*	LMS Capital plc	6,150,108	5,073
	Go-Ahead Group plc	253,964	5,069
	PV Crystalox Solar plc	6,000,000	5,046
	Hunting plc	339,646	4,249
	Travis Perkins plc	258,930	4,200
*	Wolfson Microelectronics plc	718,396	3,470
	Future plc	7,510,000	3,462
*	Cove Energy plc	2,050,923	3,451
	Photo-Me International plc	3,947,604	3,442
^	Lamprell plc	700,000	3,316
*	BowLeven plc	500,000	2,808
	Forth Ports plc	127,658	2,793
*	Chrysalis Group plc	1,000,000	2,559
	Speedy Hire plc	5,000,000	2,307
	International Personal Finance plc	400,000	2,194
*	Findel plc	9,144,945	2,160
*	AEA Technology plc	22,075,045	1,813
*,^ Yell Group plc		10,000,000	1,768
*	Alexon Group plc	7,303,119	1,521
^	HMV Group plc	3,745,971	1,409
*	Helphire plc	5,200,000	1,208
	Babcock International Group plc	103,815	959
	Chemring Group plc	16,094	868
	Domino's Pizza UK & IRL plc	95,295	825
*	Jupiter Fund Management plc	132,032	666
	Ashmore Group plc	118,850	665
	Rightmove plc	48,442	649
	Close Brothers Group plc	46,174	627
*	Cookson Group plc	57,471	612
	Land Securities Group plc	52,912	572
	Savills plc	92,822	521
	Kier Group plc	25,808	517
	N Brown Group plc	113,177	514
	James Fisher & Sons plc	60,929	501
	Persimmon plc	73,060	479
	Mears Group plc	93,242	475
*	Debenhams plc	445,584	470
	Hansteen Holdings plc	340,143	433
*	Vallar plc	14,734	298
	Hampson Industries plc	314,413	181
*	Pinnacle Staffing Group plc	723,983	14

* I-Mate plc			2,100,000	4
				428,740
Total Common Stocks (Cost $2,069,502)				2,551,454
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.6%)[1]
Money Market Fund (7.1%)
[3,4] Vanguard Market Liquidity Fund	0.207%		193,739,115	193,739

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.1%)
Goldman, Sachs & Co.
(Dated 01/31/11, Repurchase Value
$2,200,000, collateralized by Federal Home
Loan Mortgage Corp. 5.000%, 06/01/39)	0.220%	2/1/11	2,200	2,200

U.S. Government and Agency Obligations (0.4%)
[5,6] Fannie Mae Discount Notes	0.220%	2/2/11	2,000	2,000
[5,6] Fannie Mae Discount Notes	0.341%	3/1/11	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.210%	6/3/11	8,000	7,993
				10,493
Total Temporary Cash Investments (Cost $206,433)				206,432
Total Investments (101.3%) (Cost $2,275,935)				2,757,886
Other Assets and Liabilities-Net (-1.3%)[3]				(36,687)
Net Assets (100%)				2,721,199

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $32,967,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 3.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of this security represented 0.0% of net assets.
3 Includes $34,760,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,095,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific

International Explorer Fund

events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	147,605	2,403,844	4
Temporary Cash Investments	193,739	12,694	—
Futures Contracts—Liabilities[1]	(686)	—	—
Forward Currency Contracts—Assets	—	2,555	—
Total	340,658	2,419,093	4
1 Represents variation margin on the last day of the reporting period.

International Explorer Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	4
Change in Unrealized Appreciation (Depreciation)	—
Balance as of January 31, 2011	4

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

International Explorer Fund

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2011	366	40,607	818
Dow Jones Euro Stoxx 50 Index	March 2011	893	36,239	1,360
S&P ASX 200 Index	March 2011	248	29,213	(241)
FTSE 100 Index	March 2011	147	13,734	(91)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	3/16/11	JPY	3,259,961 USD	39,802	981
Brown Brothers Harriman & Co.	3/23/11	EUR	25,441 USD	34,857	1,045
Brown Brothers Harriman & Co.	3/23/11	AUD	29,543 USD	29,267	261
Brown Brothers Harriman & Co.	3/23/11	GBP	8,632 USD	13,820	268
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2011, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

International Explorer Fund

E. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		Jan. 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AEA Technology plc	1,303	4,014	48	—	NA1
	1,303				NA1

1 Not applicable — At January 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At January 31, 2011, the cost of investment securities for tax purposes was $2,278,543,000. Net unrealized appreciation of investment securities for tax purposes was $479,343,000, consisting of unrealized gains of $616,815,000 on securities that had risen in value since their purchase and $137,472,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (95.2%)[1]
Consumer Discretionary (17.7%)
* O'Reilly Automotive Inc.	569,225	32,349
* CarMax Inc.	926,000	30,234
* priceline.com Inc.	43,000	18,426
* Dick's Sporting Goods Inc.	483,525	17,450
* Interpublic Group of Cos. Inc.	1,621,225	17,331
Starwood Hotels & Resorts Worldwide Inc.	229,660	13,543
Tiffany & Co.	231,099	13,434
Gentex Corp.	410,300	13,158
Coach Inc.	239,760	12,969
* Bed Bath & Beyond Inc.	264,200	12,682
* Royal Caribbean Cruises Ltd.	277,650	12,467
Ross Stores Inc.	190,975	12,452
* Ulta Salon Cosmetics & Fragrance Inc.	324,250	12,010
* Harman International Industries Inc.	262,500	11,372
Wyndham Worldwide Corp.	383,350	10,784
* Penn National Gaming Inc.	296,700	10,601
Darden Restaurants Inc.	212,810	10,026
DeVry Inc.	179,300	9,343
* WMS Industries Inc.	208,400	8,742
* Warnaco Group Inc.	167,315	8,547
* BorgWarner Inc.	122,825	8,278
Scripps Networks Interactive Inc. Class A	160,800	7,477
* Chipotle Mexican Grill Inc. Class A	18,200	3,984
* Discovery Communications Inc. Class A	101,600	3,962
* Discovery Communications Inc.	116,200	3,946
		315,567
Consumer Staples (4.4%)
* Green Mountain Coffee Roasters Inc.	1,121,545	37,661
McCormick & Co. Inc.	300,494	13,282
Mead Johnson Nutrition Co.	211,900	12,284
Flowers Foods Inc.	321,700	8,117
Church & Dwight Co. Inc.	111,700	7,686
		79,030
Energy (6.0%)
* Whiting Petroleum Corp.	186,655	23,571
EXCO Resources Inc.	834,804	16,763
* Newfield Exploration Co.	214,200	15,673
* Denbury Resources Inc.	657,500	13,380
Patterson-UTI Energy Inc.	503,375	11,749
* Cameron International Corp.	216,400	11,534
Range Resources Corp.	152,900	7,625
* Southwestern Energy Co.	169,400	6,691
		106,986
Exchange-Traded Fund (0.3%)
2 Vanguard Mid-Cap ETF	82,700	6,291

Financials (6.2%)
* Affiliated Managers Group Inc.	235,065	23,937

* CB Richard Ellis Group Inc. Class A	693,400	15,386
Invesco Ltd.	621,300	15,371
* IntercontinentalExchange Inc.	105,000	12,651
Greenhill & Co. Inc.	158,150	10,979
Discover Financial Services	449,989	9,265
T Rowe Price Group Inc.	136,150	8,975
TD Ameritrade Holding Corp.	349,501	7,137
Webster Financial Corp.	293,792	6,722
		110,423
Health Care (13.7%)
* Illumina Inc.	331,830	23,009
* Cerner Corp.	226,767	22,416
* Bruker Corp.	1,125,720	19,700
* IDEXX Laboratories Inc.	254,355	18,237
* Mettler-Toledo International Inc.	112,500	16,784
* HMS Holdings Corp.	258,000	16,600
* Varian Medical Systems Inc.	239,600	16,190
* Mylan Inc.	689,275	15,964
Universal Health Services Inc. Class B	372,600	15,686
Perrigo Co.	175,100	12,737
* Life Technologies Corp.	215,325	11,690
* United Therapeutics Corp.	169,825	11,545
* CareFusion Corp.	367,882	9,466
AmerisourceBergen Corp. Class A	261,550	9,379
* American Medical Systems Holdings Inc.	452,429	8,831
* Express Scripts Inc.	150,440	8,474
* Alexion Pharmaceuticals Inc.	55,165	4,624
* QIAGEN NV	138,079	2,547
		243,879
Industrials (18.5%)
Gardner Denver Inc.	377,325	27,220
Robert Half International Inc.	840,245	26,350
MSC Industrial Direct Co. Class A	420,790	25,008
* TransDigm Group Inc.	314,200	24,344
CH Robinson Worldwide Inc.	303,710	23,413
Rockwell Automation Inc.	287,000	23,250
Kennametal Inc.	485,025	19,692
Fastenal Co.	305,707	17,749
Goodrich Corp.	194,075	17,587
* Stericycle Inc.	208,771	16,387
* Jacobs Engineering Group Inc.	266,000	13,664
Graco Inc.	309,600	13,152
* Babcock & Wilcox Co.	413,237	12,087
* IHS Inc. Class A	141,525	11,599
* Hertz Global Holdings Inc.	730,925	10,752
Expeditors International of Washington Inc.	211,100	10,697
Manpower Inc.	150,800	9,737
Roper Industries Inc.	114,490	8,895
Tyco Electronics Ltd.	237,900	8,619
JB Hunt Transport Services Inc.	163,625	6,709
AMETEK Inc.	80,000	3,262
		330,173
Information Technology (23.2%)
* Informatica Corp.	519,745	24,116
* Silicon Laboratories Inc.	540,285	24,032
* Concur Technologies Inc.	469,282	23,947
* Trimble Navigation Ltd.	477,421	22,000

*	NetApp Inc.			352,260	19,279
*	FLIR Systems Inc.			572,900	17,783
*	Gartner Inc.			494,427	17,513
	VeriSign Inc.			506,000	17,027
	Solera Holdings Inc.			285,950	14,964
*	Salesforce.com Inc.			106,775	13,789
*	Skyworks Solutions Inc.			430,775	13,686
	Amphenol Corp. Class A			233,500	12,922
	Avago Technologies Ltd.			424,050	12,174
*	Dolby Laboratories Inc. Class A			202,200	12,071
*	Citrix Systems Inc.			189,900	11,998
	KLA-Tencor Corp.			254,380	11,213
*	MICROS Systems Inc.			244,772	11,196
*	Cognizant Technology Solutions Corp. Class A			147,980	10,795
*	F5 Networks Inc.			99,238	10,755
*	Marvell Technology Group Ltd.			532,125	10,116
*	QLIK Technologies Inc.			434,525	10,085
*	NVIDIA Corp.			407,700	9,752
*	Cavium Networks Inc.			231,200	9,142
*	VeriFone Systems Inc.			226,085	9,030
*	Autodesk Inc.			220,350	8,964
*	Cypress Semiconductor Corp.			412,025	8,920
*	Red Hat Inc.			204,725	8,459
*	ON Semiconductor Corp.			761,500	8,415
*	FleetCor Technologies Inc.			277,660	8,330
*	NICE Systems Ltd. ADR			240,650	7,874
*	Genpact Ltd.			404,426	6,119
*	Alliance Data Systems Corp.			76,960	5,444
*	Polycom Inc.			54,236	2,378
					414,288
Materials (3.1%)
	Airgas Inc.			371,295	23,269
	Ecolab Inc.			393,310	19,544
	Greif Inc. Class A			204,925	12,920
					55,733
Telecommunication Services (2.1%)
*	SBA Communications Corp. Class A			910,571	37,151

Total Common Stocks (Cost $1,292,415)					1,699,521
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.5%)[1]
Money Market Fund (4.1%)
3	Vanguard Market Liquidity Fund	0.207%		72,542,860	72,543

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Fannie Mae Discount Notes		0.235%	6/15/11	1,500	1,499
[4,5] Federal Home Loan Bank Discount Notes		0.210%	6/3/11	1,000	999
[4,5] Freddie Mac Discount Notes		0.271%	6/7/11	1,000	999

5 Freddie Mac Discount Notes	0.230%	6/20/11	2,000	1,998

[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	2,500	2,498
				7,993
Total Temporary Cash Investments (Cost $80,531)				80,536
Total Investments (99.7%) (Cost $1,372,946)				1,780,057
Other Assets and Liabilities-Net (0.3%)				5,762
Net Assets (100%)				1,785,819

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 0.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $5,995,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,699,521	—	—
Temporary Cash Investments	72,543	7,993	—
Futures Contracts—Assets[1]	475	—	—
Futures Contracts—Liabilities[1]	18	—	—
Total	1,772,557	7,993	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	March 2011	96	44,309	1,518
E-mini Russell 2000 Index	March 2011	248	19,349	(190)
E-mini S&P MidCap Index	March 2011	25	2,308	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $1,372,946,000. Net unrealized appreciation of investment securities for tax purposes was $407,111,000, consisting of unrealized gains of $415,593,000 on securities that had risen in value since their purchase and $8,482,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments

As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (86.7%)[1]
Consumer Discretionary (13.9%)
Stanley Black & Decker Inc.	1,349,800	98,104
Newell Rubbermaid Inc.	3,854,400	74,197
* Royal Caribbean Cruises Ltd.	1,482,800	66,578
Family Dollar Stores Inc.	1,436,600	61,027
International Game Technology	3,507,000	60,215
Limited Brands Inc.	1,948,100	56,963
* Hanesbrands Inc.	2,307,700	53,123
Advance Auto Parts Inc.	608,900	38,933
Dillard's Inc. Class A	899,027	35,709
Service Corp. International	2,627,000	22,776
		567,625
Consumer Staples (3.7%)
Reynolds American Inc.	1,678,000	53,377
Sysco Corp.	1,741,700	50,753
Lorillard Inc.	633,800	47,687
		151,817
Energy (6.6%)
Seadrill Ltd.	2,467,900	81,811
Murphy Oil Corp.	1,231,800	81,669
Spectra Energy Corp.	1,664,900	43,670
* Tesoro Corp.	2,001,549	38,530
Overseas Shipholding Group Inc.	472,900	15,719
Noble Corp.	174,597	6,678
		268,077
Financials (22.9%)
Fifth Third Bancorp	6,025,500	89,599
Capital One Financial Corp.	1,845,300	88,870
Willis Group Holdings plc	2,194,400	82,465
PNC Financial Services Group Inc.	1,362,812	81,769
* SLM Corp.	5,239,600	75,503
Discover Financial Services	3,609,700	74,324
Ameriprise Financial Inc.	1,106,400	68,210
* CNA Financial Corp.	2,513,182	67,529
XL Group plc Class A	2,656,100	60,878
New York Community Bancorp Inc.	3,111,300	56,999
Annaly Capital Management Inc.	2,320,500	41,374
Everest Re Group Ltd.	456,992	38,515
Unum Group	1,401,490	34,953
Chubb Corp.	509,100	29,492
Axis Capital Holdings Ltd.	774,300	27,550
American National Insurance Co.	164,858	13,746
Montpelier Re Holdings Ltd.	245,863	4,880
		936,656
Health Care (8.0%)
* Coventry Health Care Inc.	3,190,700	95,625
Cardinal Health Inc.	1,679,100	69,700
Omnicare Inc.	2,648,200	68,641

	CIGNA Corp.			1,510,700	63,480
	Quest Diagnostics Inc.			516,700	29,426
					326,872
	Industrials (11.6%)
	Goodrich Corp.			1,048,400	95,006
	Eaton Corp.			776,100	83,788
*	Air France-KLM ADR			3,744,954	68,626
	ITT Corp.			972,000	57,270
	L-3 Communications Holdings Inc.			691,800	54,133
	Dun & Bradstreet Corp.			529,500	44,981
	SPX Corp.			571,000	44,755
*	JetBlue Airways Corp.			2,945,065	17,671
	Ryder System Inc.			129,900	6,246
					472,476
	Information Technology (8.5%)
*	Micron Technology Inc.			7,729,916	81,473
	Molex Inc.			3,062,300	80,079
*	Ingram Micro Inc.			3,428,246	67,674
	Computer Sciences Corp.			1,177,700	62,760
	Xerox Corp.			5,134,000	54,523
*	Semiconductor Manufacturing International Corp. ADR			164,587	635
					347,144
	Materials (2.3%)
	Yamana Gold Inc.			7,494,300	84,686
	Domtar Corp.			112,570	9,898
					94,584
	Utilities (9.2%)
	Constellation Energy Group Inc.			2,348,237	75,731
	MDU Resources Group Inc.			2,962,300	62,889
	CenterPoint Energy Inc.			3,839,300	62,005
	Pinnacle West Capital Corp.			1,513,505	61,615
	Xcel Energy Inc.			2,535,300	59,757
	Oneok Inc.			505,100	29,745
*	GenOn Energy Inc.			3,095,218	12,814
	NV Energy Inc.			668,340	9,604
					374,160
	Total Common Stocks (Cost $2,721,024)				3,539,411
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (12.8%)[1]
	Money Market Fund (12.4%)
2	Vanguard Market Liquidity Fund	0.207%		506,655,270	506,655

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.4%)
	[3,4] Fannie Mae Discount Notes	0.341%	3/1/11	10,000	9,998
	[3,4] Freddie Mac Discount Notes	0.250%	3/21/11	3,000	2,999
	[3,4] Freddie Mac Discount Notes	0.281%	6/21/11	2,500	2,498
					15,495
	Total Temporary Cash Investments (Cost $522,149)				522,150

Total Investments (99.5%) (Cost $3,243,173)	4,061,561
Other Assets and Liabilities-Net (0.5%)	21,958
Net Assets (100%)	4,083,519

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 91.2% and 8.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $15,495,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,539,411	—	—
Temporary Cash Investments	506,655	15,495	—
Futures Contracts—Assets[1]	1,577	—	—
Total	4,047,643	15,495	—
1 Represents variation margin on the last day of the reporting period.

Selected Value Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	313	100,348	4,025
E-mini S&P 500 Index	March 2011	1328	85,151	1,687

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2011, the cost of investment securities for tax purposes was $3,243,173,000. Net unrealized appreciation of investment securities for tax purposes was $818,388,000, consisting of unrealized gains of $913,112,000 on securities that had risen in value since their purchase and $94,724,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.4%)
McDonald's Corp.	297,029	21,882
Home Depot Inc.	464,741	17,089
Time Warner Inc.	309,578	9,736
Time Warner Cable Inc.	98,330	6,670
Yum! Brands Inc.	130,525	6,103
Comcast Corp. Class A Special Shares	198,450	4,255
Stanley Black & Decker Inc.	46,248	3,361
McGraw-Hill Cos. Inc.	86,210	3,360
VF Corp.	30,136	2,493
Mattel Inc.	100,919	2,390
Genuine Parts Co.	43,939	2,274
JC Penney Co. Inc.	65,782	2,110
Darden Restaurants Inc.	38,960	1,835
Whirlpool Corp.	21,205	1,813
Hasbro Inc.	38,061	1,678
^ Garmin Ltd.	40,710	1,255
H&R Block Inc.	86,037	1,077
Leggett & Platt Inc.	40,859	921
Tupperware Brands Corp.	17,571	804
American Eagle Outfitters Inc.	54,611	790
Foot Locker Inc.	43,427	776
Polaris Industries Inc.	9,439	726
Choice Hotels International Inc.	16,639	631
Brinker International Inc.	25,753	606
Service Corp. International	68,676	595
Strayer Education Inc.	3,772	453
Regal Entertainment Group Class A	36,280	441
Cinemark Holdings Inc.	23,680	401
Weight Watchers International Inc.	10,293	399
Hillenbrand Inc.	17,467	377
Pool Corp.	13,707	334
MDC Holdings Inc.	9,807	303
CTC Media Inc.	12,979	287
Bob Evans Farms Inc.	8,485	267
National CineMedia Inc.	15,074	266
Washington Post Co. Class B	602	258
Meredith Corp.	7,640	257
Buckle Inc.	6,545	234
American Greetings Corp. Class A	10,409	226
Barnes & Noble Inc.	12,479	197
Cato Corp. Class A	7,813	191
Harte-Hanks Inc.	13,116	164
Stewart Enterprises Inc. Class A	24,723	158
Brown Shoe Co. Inc.	12,130	154
Superior Industries International Inc.	7,382	148
Nutrisystem Inc.	7,447	141
Ameristar Casinos Inc.	6,562	101
Marcus Corp.	5,993	71
HOT Topic Inc.	12,848	70

Speedway Motorsports Inc.	4,509	65
Ambassadors Group Inc.	5,117	56
Christopher & Banks Corp.	9,653	55
		101,304
Consumer Staples (18.8%)
Procter & Gamble Co.	781,176	49,316
Wal-Mart Stores Inc.	745,540	41,802
Coca-Cola Co.	646,132	40,609
Philip Morris International Inc.	506,347	28,983
PepsiCo Inc.	443,986	28,553
Kraft Foods Inc.	487,479	14,902
Altria Group Inc.	580,623	13,651
Colgate-Palmolive Co.	134,706	10,341
Kimberly-Clark Corp.	114,240	7,395
General Mills Inc.	178,693	6,215
Archer-Daniels-Midland Co.	179,640	5,869
Sysco Corp.	164,459	4,792
HJ Heinz Co.	89,515	4,252
Reynolds American Inc.	122,067	3,883
Kellogg Co.	77,105	3,878
Avon Products Inc.	119,179	3,374
Lorillard Inc.	41,760	3,142
Sara Lee Corp.	178,290	3,026
ConAgra Foods Inc.	123,462	2,757
Clorox Co.	39,008	2,453
Campbell Soup Co.	70,312	2,401
Dr Pepper Snapple Group Inc.	63,316	2,243
Hershey Co.	46,808	2,186
Molson Coors Brewing Co. Class B	44,721	2,096
JM Smucker Co.	33,218	2,065
McCormick & Co. Inc.	33,375	1,475
Hormel Foods Corp.	27,872	1,377
Del Monte Foods Co.	54,265	1,029
Flowers Foods Inc.	25,574	645
SUPERVALU Inc.	59,248	432
Lancaster Colony Corp.	5,799	322
Snyders-Lance Inc.	13,317	276
Universal Corp.	6,640	252
WD-40 Co.	4,606	181
Vector Group Ltd.	10,327	165
Nash Finch Co.	3,391	128
Weis Markets Inc.	3,017	119
Farmer Bros Co.	2,158	28
		296,613
Energy (14.1%)
Exxon Mobil Corp.	1,407,232	113,536
Chevron Corp.	559,446	53,108
ConocoPhillips	410,021	29,300
Marathon Oil Corp.	196,903	8,998
Spectra Energy Corp.	179,622	4,712
Williams Cos. Inc.	162,702	4,391
EQT Corp.	41,570	2,003
Linn Energy LLC	41,223	1,632
Southern Union Co.	34,475	921
Tidewater Inc.	14,400	857
Copano Energy LLC	18,304	615
Teekay Corp.	15,161	513

Ship Finance International Ltd.	16,509	330
Nordic American Tanker Shipping	13,178	322
Overseas Shipholding Group Inc.	8,440	281
Knightsbridge Tankers Ltd.	6,613	159
Tsakos Energy Navigation Ltd.	9,949	93
Crosstex Energy Inc.	10,019	85
Delek US Holdings Inc.	4,694	39
		221,895
Financials (5.8%)
Aflac Inc.	131,396	7,566
Travelers Cos. Inc.	128,109	7,207
BB&T Corp.	191,776	5,301
Chubb Corp.	85,106	4,930
Allstate Corp.	149,631	4,660
Marsh & McLennan Cos. Inc.	151,075	4,212
Northern Trust Corp.	67,287	3,498
Invesco Ltd.	128,978	3,191
M&T Bank Corp.	33,332	2,882
NYSE Euronext	72,537	2,307
New York Community Bancorp Inc.	121,407	2,224
XL Group plc Class A	95,416	2,187
Willis Group Holdings plc	47,275	1,777
PartnerRe Ltd.	20,772	1,701
Hudson City Bancorp Inc.	146,836	1,612
Cincinnati Financial Corp.	45,542	1,459
People's United Financial Inc.	104,411	1,348
Everest Re Group Ltd.	15,339	1,293
Axis Capital Holdings Ltd.	34,502	1,228
Commerce Bancshares Inc.	24,318	1,000
Eaton Vance Corp.	32,998	1,000
Cullen/Frost Bankers Inc.	16,887	976
HCC Insurance Holdings Inc.	32,073	971
Validus Holdings Ltd.	30,184	918
Old Republic International Corp.	71,958	880
Arthur J Gallagher & Co.	29,329	870
Waddell & Reed Financial Inc. Class A	23,977	866
Fidelity National Financial Inc. Class A	63,253	851
First Niagara Financial Group Inc.	58,171	807
Federated Investors Inc. Class B	28,757	779
Erie Indemnity Co. Class A	10,486	696
Alterra Capital Holdings Ltd.	32,138	693
Protective Life Corp.	23,881	658
Aspen Insurance Holdings Ltd.	21,626	650
Endurance Specialty Holdings Ltd.	13,641	634
Bank of Hawaii Corp.	13,393	628
Valley National Bancorp	45,019	609
Hanover Insurance Group Inc.	12,470	590
StanCorp Financial Group Inc.	12,788	570
Capitol Federal Financial Inc.	46,710	569
FirstMerit Corp.	29,941	549
American Financial Group Inc.	15,164	493
NewAlliance Bancshares Inc.	29,438	440
Greenhill & Co. Inc.	6,185	429
Trustmark Corp.	17,834	428
Iberiabank Corp.	7,429	421
Westamerica Bancorporation	8,139	407
Astoria Financial Corp.	27,122	386

Montpelier Re Holdings Ltd.	18,668	371
BancorpSouth Inc.	23,177	362
Northwest Bancshares Inc.	30,781	361
Unitrin Inc.	13,044	351
UMB Financial Corp.	8,550	348
United Bankshares Inc.	12,210	344
Hancock Holding Co.	10,338	339
Mercury General Corp.	7,540	320
FNB Corp.	31,574	319
RLI Corp.	5,814	313
BOK Financial Corp.	5,660	293
First Financial Bankshares Inc.	5,789	286
Glacier Bancorp Inc.	19,962	282
Park National Corp.	4,249	277
First Financial Bancorp	16,089	272
International Bancshares Corp.	14,169	269
Selective Insurance Group Inc.	14,836	264
Old National Bancorp	24,264	260
Provident Financial Services Inc.	16,857	247
CVB Financial Corp.	29,584	245
Community Bank System Inc.	9,250	234
NBT Bancorp Inc.	9,611	223
Safety Insurance Group Inc.	4,237	202
American National Insurance Co.	2,218	185
Brookline Bancorp Inc.	16,331	177
S&T Bancorp Inc.	7,691	168
Maiden Holdings Ltd.	19,994	160
Independent Bank Corp.	5,864	159
Chemical Financial Corp.	7,598	158
BGC Partners Inc. Class A	18,819	152
City Holding Co.	4,333	151
Dime Community Bancshares Inc.	9,578	144
WesBanco Inc.	7,395	139
Harleysville Group Inc.	3,776	133
Simmons First National Corp. Class A	4,786	133
Trustco Bank Corp. NY	21,460	128
Flushing Financial Corp.	8,722	124
Community Trust Bancorp Inc.	4,227	122
United Fire & Casualty Co.	5,537	111
Renasant Corp.	7,025	110
Advance America Cash Advance Centers Inc.	17,564	108
Provident New York Bancorp	10,877	101
Republic Bancorp Inc. Class A	5,187	99
1st Source Corp.	5,151	97
SY Bancorp Inc.	3,844	94
Tompkins Financial Corp.	2,295	94
Washington Trust Bancorp Inc.	4,556	91
GFI Group Inc.	17,496	90
First Financial Corp.	2,827	89
Calamos Asset Management Inc. Class A	5,668	87
Oritani Financial Corp.	6,930	83
Arrow Financial Corp.	3,226	73
First Bancorp	4,815	72
State Auto Financial Corp.	4,613	70
First Community Bancshares Inc.	5,100	69
Bancfirst Corp.	1,658	67
Presidential Life Corp.	5,921	56
Baldwin & Lyons Inc.	2,443	55

Suffolk Bancorp	2,595	54
Bank Mutual Corp.	12,212	54
Kearny Financial Corp.	5,472	51
Capital City Bank Group Inc.	3,437	43
* Student Loan Corp. Escrow	1,018	3
		91,287
Health Care (12.3%)
Johnson & Johnson	766,403	45,808
Pfizer Inc.	2,249,892	40,993
Merck & Co. Inc.	857,756	28,452
Abbott Laboratories	430,631	19,447
Bristol-Myers Squibb Co.	477,690	12,028
Medtronic Inc.	302,230	11,582
Eli Lilly & Co.	320,662	11,149
Baxter International Inc.	163,084	7,908
Becton Dickinson and Co.	64,183	5,324
Alcon Inc.	25,290	4,119
Cardinal Health Inc.	98,036	4,070
Pharmaceutical Product Development Inc.	32,974	961
Lincare Holdings Inc.	27,588	746
Teleflex Inc.	11,051	634
Owens & Minor Inc.	17,684	522
Meridian Bioscience Inc.	8,393	184
Landauer Inc.	2,605	151
National Healthcare Corp.	2,866	127
Computer Programs & Systems Inc.	1,568	81
		194,286
Industrials (16.5%)
General Electric Co.	2,977,642	59,970
United Technologies Corp.	257,698	20,951
3M Co.	197,573	17,371
Caterpillar Inc.	177,129	17,183
United Parcel Service Inc. Class B	202,336	14,491
Boeing Co.	204,194	14,187
Emerson Electric Co.	210,711	12,407
Honeywell International Inc.	217,726	12,195
Lockheed Martin Corp.	101,166	8,053
General Dynamics Corp.	106,153	8,004
Illinois Tool Works Inc.	139,348	7,454
Norfolk Southern Corp.	108,972	6,668
Tyco International Ltd.	136,608	6,124
Northrop Grumman Corp.	82,112	5,690
Raytheon Co.	101,753	5,087
Eaton Corp.	46,787	5,051
Waste Management Inc.	133,247	5,046
Tyco Electronics Ltd.	124,803	4,522
Republic Services Inc. Class A	106,824	3,294
Rockwell Automation Inc.	39,504	3,200
Cooper Industries plc	45,443	2,784
L-3 Communications Holdings Inc.	31,564	2,470
Pitney Bowes Inc.	56,823	1,380
Masco Corp.	100,437	1,338
Avery Dennison Corp.	31,082	1,308
RR Donnelley & Sons Co.	57,321	1,016
Pentair Inc.	27,590	998
Snap-On Inc.	16,225	919
Hubbell Inc. Class B	14,714	901

Crane Co.	16,293	724
Harsco Corp.	22,416	723
Graco Inc.	16,755	712
Ryder System Inc.	14,481	696
Watsco Inc.	7,784	488
Alexander & Baldwin Inc.	11,526	462
Brady Corp. Class A	13,550	444
GATX Corp.	12,783	425
HNI Corp.	12,573	381
Applied Industrial Technologies Inc.	11,811	374
Kaydon Corp.	9,300	360
Deluxe Corp.	14,366	351
Healthcare Services Group Inc.	18,318	290
Briggs & Stratton Corp.	13,921	278
ABM Industries Inc.	10,788	277
Seaspan Corp.	19,047	273
Mine Safety Appliances Co.	7,567	236
Kaman Corp.	7,304	215
NACCO Industries Inc. Class A	1,882	189
Aircastle Ltd.	16,436	175
Albany International Corp.	7,692	173
McGrath Rentcorp	6,611	167
AZZ Inc.	3,466	139
TAL International Group Inc.	4,326	135
Textainer Group Holdings Ltd.	4,049	125
Federal Signal Corp.	17,421	121
Ennis Inc.	7,190	120
Navios Maritime Holdings Inc.	21,119	103
Apogee Enterprises Inc.	7,871	101
US Ecology Inc.	3,960	67
CDI Corp.	3,816	61
		259,447
Information Technology (9.1%)
Microsoft Corp.	2,387,603	66,196
Intel Corp.	1,552,200	33,310
Accenture plc Class A	177,776	9,150
Automatic Data Processing Inc.	137,313	6,577
Applied Materials Inc.	374,836	5,881
Paychex Inc.	101,437	3,246
Analog Devices Inc.	83,093	3,227
Xilinx Inc.	72,218	2,325
Linear Technology Corp.	62,320	2,168
Maxim Integrated Products Inc.	83,183	2,148
KLA-Tencor Corp.	46,811	2,064
Microchip Technology Inc.	52,106	1,900
National Semiconductor Corp.	66,755	1,012
Broadridge Financial Solutions Inc.	34,922	799
Diebold Inc.	18,588	570
Molex Inc.	20,062	525
Intersil Corp. Class A	34,561	523
Molex Inc. Class A	22,030	479
Earthlink Inc.	30,186	258
Comtech Telecommunications Corp.	7,913	222
MTS Systems Corp.	4,484	168
United Online Inc.	18,059	128
Methode Electronics Inc.	10,280	122
Electro Rent Corp.	5,169	76

Renaissance Learning Inc.	3,223	34
		143,108
Materials (3.4%)
EI du Pont de Nemours & Co.	254,766	12,912
Praxair Inc.	86,067	8,008
Air Products & Chemicals Inc.	59,799	5,217
Nucor Corp.	87,552	4,019
PPG Industries Inc.	45,511	3,836
Southern Copper Corp.	71,178	3,190
Eastman Chemical Co.	20,268	1,882
Vulcan Materials Co.	35,600	1,515
MeadWestvaco Corp.	46,922	1,343
International Flavors & Fragrances Inc.	22,184	1,266
Sealed Air Corp.	44,548	1,189
Sonoco Products Co.	28,716	1,021
Bemis Co. Inc.	30,381	989
Huntsman Corp.	49,677	865
RPM International Inc.	36,280	850
Cabot Corp.	18,158	785
Temple-Inland Inc.	29,997	720
Packaging Corp. of America	21,395	604
Commercial Metals Co.	31,864	533
Sensient Technologies Corp.	13,854	470
Greif Inc. Class A	6,857	432
Olin Corp.	21,914	427
Worthington Industries Inc.	20,678	393
Arch Chemicals Inc.	6,992	253
Koppers Holdings Inc.	5,789	223
AMCOL International Corp.	6,406	192
A Schulman Inc.	8,614	184
PH Glatfelter Co.	12,713	153
Innophos Holdings Inc.	4,416	146
Myers Industries Inc.	7,054	64
		53,681
Telecommunication Services (5.5%)
AT&T Inc.	1,657,965	45,627
Verizon Communications Inc.	795,532	28,337
CenturyLink Inc.	83,880	3,627
Qwest Communications International Inc.	486,698	3,470
Frontier Communications Corp.	276,046	2,531
Windstream Corp.	140,611	1,801
NTELOS Holdings Corp.	8,649	175
Atlantic Tele-Network Inc.	3,216	120
Alaska Communications Systems Group Inc.	12,452	115
Consolidated Communications Holdings Inc.	6,271	111
		85,914
Utilities (8.1%)
Southern Co.	231,831	8,721
Exelon Corp.	184,182	7,830
Dominion Resources Inc.	162,007	7,054
Duke Energy Corp.	366,466	6,552
NextEra Energy Inc.	115,733	6,187
PG&E Corp.	109,051	5,047
American Electric Power Co. Inc.	133,074	4,748
Public Service Enterprise Group Inc.	141,990	4,605
Consolidated Edison Inc.	81,105	4,048
Progress Energy Inc.	81,681	3,669

Entergy Corp.	50,505	3,645
Sempra Energy	67,034	3,490
PPL Corp.	134,803	3,477
FirstEnergy Corp.	85,015	3,326
Edison International	90,871	3,297
Xcel Energy Inc.	134,401	3,168
DTE Energy Co.	46,962	2,172
Wisconsin Energy Corp.	32,607	1,966
CenterPoint Energy Inc.	117,612	1,899
Ameren Corp.	66,685	1,892
Constellation Energy Group Inc.	55,829	1,800
Oneok Inc.	29,683	1,748
Northeast Utilities	48,809	1,607
National Fuel Gas Co.	22,833	1,560
SCANA Corp.	35,333	1,494
NiSource Inc.	77,277	1,439
CMS Energy Corp.	68,144	1,329
NSTAR	28,901	1,254
OGE Energy Corp.	27,087	1,243
American Water Works Co. Inc.	48,692	1,242
Pinnacle West Capital Corp.	30,246	1,231
Allegheny Energy Inc.	47,444	1,223
Pepco Holdings Inc.	62,166	1,154
Alliant Energy Corp.	30,841	1,146
MDU Resources Group Inc.	52,364	1,112
TECO Energy Inc.	59,347	1,093
Integrys Energy Group Inc.	21,499	1,023
UGI Corp.	30,695	962
NV Energy Inc.	65,361	939
ITC Holdings Corp.	14,172	931
Aqua America Inc.	38,148	882
Questar Corp.	48,784	850
Westar Energy Inc.	33,297	849
Atmos Energy Corp.	25,151	820
AGL Resources Inc.	21,661	795
Great Plains Energy Inc.	37,794	744
DPL Inc.	25,081	657
Hawaiian Electric Industries Inc.	26,334	656
Nicor Inc.	12,615	637
Vectren Corp.	22,517	596
Piedmont Natural Gas Co. Inc.	19,969	560
Cleco Corp.	16,872	527
WGL Holdings Inc.	14,149	510
IDACORP Inc.	13,479	504
New Jersey Resources Corp.	11,578	486
Southwest Gas Corp.	12,680	472
Portland General Electric Co.	20,862	466
South Jersey Industries Inc.	8,229	430
UIL Holdings Corp.	14,039	424
Black Hills Corp.	12,112	376
Allete Inc.	9,983	368
Unisource Energy Corp.	10,182	365
Avista Corp.	15,855	359
Northwest Natural Gas Co.	7,458	332
PNM Resources Inc.	23,944	312
NorthWestern Corp.	9,990	282
MGE Energy Inc.	6,383	260
Empire District Electric Co.	11,566	249

Laclede Group Inc.		6,215	236
Otter Tail Corp.		10,059	228
CH Energy Group Inc.		4,457	217
California Water Service Group		5,821	212
American States Water Co.		5,108	174
SJW Corp.		3,919	96
Central Vermont Public Service Corp.		3,756	81
			128,335
Total Common Stocks (Cost $1,425,438)			1,575,870
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,469)	0.207%	1,469,478	1,469

Total Investments (100.1%) (Cost $1,426,907)			1,577,339
Other Assets and Liabilities-Net (-0.1%)[2]			(1,385)
Net Assets (100%)			1,575,954

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,088,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,138,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2011, the cost of investment securities for tax purposes was $1,426,907,000. Net unrealized appreciation of investment securities for tax purposes was $150,432,000, consisting of unrealized gains of $163,437,000 on securities that had risen in value since their purchase and $13,005,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.